Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Parenthetical) (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price of share options exercised	₩ 27,482	₩ 27,300